Fair Value Measurements - Additional Information (Details)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 3 to Level 1 Transfers, Amount | $				$ 0
Change in fair value of derivative warrant liabilities | $	$ 19,500,000	$ 6,110,830	$ 1,854,400	$ (3,370,040)
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liability | $			$ 2,000,000.0
Private Placement Warrant Holders
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Number of warrants agreed to forfeit subject to closer of proposed business combination | shares		583,333		583,333
Number of potential warrants agreed to forfeit subject to closer of proposed business combination | shares		583,333		583,333
Warrants forfeiture period subject to closer of proposed business combination				54 months
Private Placement Warrant Holders | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Threshold common stock price target to potential forfeiture of warrants | $ / shares		$ 12.50		$ 12.50
Threshold common stock price target to forfeiture of warrants | $ / shares		12.50		12.50
Private Placement Warrant Holders | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Threshold common stock price target to potential forfeiture of warrants | $ / shares		15.00		15.00
Threshold common stock price target to forfeiture of warrants | $ / shares		$ 15.00		$ 15.00
Expected Dividend Payment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input		0		0
Derivative Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities | $		$ 7,600,000		$ (1,900,000)